Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies
9.	Commitments and Contingencies

Lease Commitments — On February 1, 2021, the Company entered into a lease with Gardens Bio Science Partners, LLC, an entity controlled by the Company’s co-founder and Chairman of the Company’s Board of Directors (the “Board”). The leased premises consist of 20,000 square feet of office and warehouse space. The lease has a lease term of 10 years at an annual base rent of $260,000 subject to escalation of 2.5% on an annual basis. As of September 30, 2022, the future minimum lease payments under this arrangement approximated $2,475,000.

Legal Proceedings — From time to time, the Company is subject to legal proceedings in the normal course of operating its business. The outcome of litigation, regardless of the merits, is inherently uncertain. In August 2022, the Company received notice of a complaint filed in the U.S. District Court for the Southern District of New York, by Sterilumen, Inc. (“Sterilumen”), a wholly-owned subsidiary of Applied UV, Inc., in connection with the marketing and sale of the Company’s patented air purification products. In the complaint, the plaintiff alleges trademark infringement, violation of fair competition practices and damages to Sterilumen. Management believes that this lawsuit is without merit and intends to vigorously contest these allegations. Management believes that the costs of defending these claims and any liability that could arise as a result of these allegations could have a material adverse effect on its business, financial condition, or results of operations. The Company has not established a contingency reserve related to this matter as potential losses, if any, from the outcome of this matter cannot be reasonably estimated.

9.	Commitments and Contingencies (continued)

Indemnities, Commitments and Guarantees — Effective November 1, 2020, the Company executed employment agreements with two key members of management that will continue until terminated by either party. In the event of termination without cause, the Company is obligated to pay the executive their base salary for a period of six months. Further, in the event of termination without cause or resignation for good reason, or a change of control, each as defined in the agreements, within twelve months of such termination or resignation, each of the executives is entitled to accelerated vesting of any outstanding time-based equity awards. The employment agreements provide for a base salary and a discretionary annual bonus to be determined at the sole discretion of the Company’s Board of Managers, for periods prior to the Corporate Conversion, and the Company’s Board of Directors (in either case, the “Board”), for periods following the Corporate Conversion. The Company’s employment agreements generally provide for certain protections in the event of a change of control. These protections generally include the payment of severance under certain circumstances in the event of a change of control. On May 1, 2021, the employment agreements were amended to make each executive eligible to receive restricted stock units upon the conversion of the Company to a Delaware corporation. See Note 4, Initial Public Offering. Accordingly, the executives were granted an aggregate of 443,269 restricted stock units contemporaneously with the IPO.

Guaranteed Payment — Effective August 10, 2022 the Company entered into a Sales Agency Agreement (the “Agency Agreement”) with a company to develop a market for its products in the United States for a period of one year with mutual option to renew annually for up to a term of five years. The Agency Agreement provides for payments on a monthly basis to the agent of an amount equal to the greater of the commissions earned and a guaranteed minimum ranging from $502,500 to $667,500. The Company expensed $165,000 during the three months ended September 30, 2022 in connection with the Agency Agreement.

The Company also had agreements in place with independent contractors whereby the Company was required to compensate the independent contractors fifty percent in cash and fifty percent in equity. The equity consideration was contingent upon future events, including the conversion to a Delaware corporation and a new round of equity financing from third party sources, which were not deemed to be probable at December 31, 2020. Subsequent to December 31, 2020, these agreements were amended so that the compensation will be in cash only for services provided subsequent to March 31, 2021. Effective April 1, 2021, the contractors were issued Class A Units to compensate them for the fifty percent equity portion of their consideration earned. See Note 11, Stockholders’ Equity.

8.	Commitments and Contingencies

Lease Commitments – On February 1, 2021, the Company entered into a lease with Gardens Bio Science Partners, LLC, an entity under common control of the Company’s co-founder and Chairman of the Board. The leased premises consist of 20,000 square feet of office and warehouse space and has a lease term of 10 years at an annual base rent of $260,000 subject to escalation of 2.5% on an annual basis. The approximate future minimum lease payments under our noncancelable operating lease are as follows:

Years ending December 31,
2022	$266,500
2023	273,163
2024	279,992
2025	286,991
2026	294,166
Thereafter	1,273,734
Total	$2,674,546

Legal Proceedings – The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities.

Indemnities, Commitments and Guarantees – Effective November 1, 2020, the Company executed employment agreements with two key members of management that will continue until terminated by either party. In the event of termination without cause, the Company is obligated to pay the executive their base salary for a period of six months. Further, in the event of termination without cause or resignation for good reason, or a change of control, each as defined in the agreements, within twelve months of such termination or resignation, each of the executives is entitled to accelerated vesting of any outstanding time-based equity awards. The employment agreements provide for a base salary and a discretionary annual bonus to be determined at the sole discretion of the Company’s Board of Managers, for periods prior to the Corporate Conversion, and the Company’s Board of Directors (in either case, the “Board”), for periods following the Corporate Conversion. The Company’s employment agreements generally provide for certain protections in the event of a change of control. These protections generally include the payment of severance under certain circumstances in the event of a change of control. On May 1, 2021, the employment agreements were amended to provide for the eligibility of each executive to receive restricted stock units upon the conversion of the Company to a Delaware corporation. See Note 3, Public Offering. Accordingly, the executives were granted an aggregate of 443,269 restricted stock units contemporaneously with the Public Offering. The Company also had agreements in place with independent contractors whereby the Company was required to compensate the independent contractors fifty percent in cash and fifty percent in equity. The equity consideration was contingent upon future events, including the conversion to a Delaware corporation and a new round of equity financing from third party sources, which were not deemed to be probable at December 31, 2020. Subsequent to December 31, 2020, these agreements were amended so that the compensation will be in cash only for services provided subsequent to March 31, 2021. Effective April 1, 2021, the contractors were issued Class A Units to compensate them for the fifty percent equity portion of their consideration earned. See Note 9, Stockholders’ Equity.

Registration Rights Agreement – In connection with the Public Offering we entered into a registration rights agreement with the chair of our board of directors and each of our other stockholders that held 10% or more of our outstanding common stock immediately upon completion of the Public Offering, providing (x) our chair with “demand” registration and customary “piggyback” registration rights, and (y) the other stockholders party to the registration rights agreement with customary “piggyback” registration rights. The registration rights agreement provides that we will pay certain expenses relating to such registrations and indemnify the registration rights holders against certain liabilities that may arise under the Securities Act of 1933, as amended.